Other Income (Expense) Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Components of Other Income (Expense) [Line Items]
Interest income	$ 103	$ 90	$ 132
Interest on long-term debt	(3,251)	(3,605)	(15,017)
Amortization of financing costs and loan discount	(494)	(4,127)	(5,928)
Bank charges and other finance costs	(252)	(222)	(222)
Interest and finance costs	(3,997)	(7,954)	(21,167)
Foreign currency exchange transaction gains (losses), net	(1,757)	296	(2,142)
Foreign currency contract gains (losses), net	326	(39)	(102)
Dividend income	0	225	339
Other		3	1
Other, net	(1,431)	485	(1,904)
Total other income (expense), net	$ (5,325)	$ (7,379)	$ (22,939)